BACKGROUND (Tables)	6 Months Ended
Jun. 30, 2024
Background
Schedule of Entity

Entity	Entity Type	Ownership	Location
Codere Online Luxembourg S.A.	Holding Company	100%	Luxembourg
Codere Online U.S. Corp.	Supporting Entity	100%	United States
Servicios de Juego Online S.A.U.	Holding Company	100%	Spain
Codere Online S.A.U.	Operating Entity	100%	Spain
Codere Online Colombia SAS **	Operating Entity	100%	Colombia
Operating Management Services Panama S.A. **	Operating Entity	100%	Panama
LIFO AenP **	Operating Entity	99.99%	Mexico
Codere Online Argentina, S.A.**	Operating Entity	95%	Argentina
Codere Online Argentina, S.A. Unión Temporal **	Operating Entity	97%*	Argentina
Codere Online Operator LTD	Operating Entity	100%	Malta
Codere Online Management Services LTD	Supporting Entity	100%	Malta
Codere Israel Marketing Support Services LTD	Supporting Entity	100%	Israel
Codere (Gibraltar) Marketing Services LTD	Supporting Entity	100%	Gibraltar

*	1% direct and 96% indirect through Codere Online Argentina, S.A.
**	Please refer to Note 15 for more information about this entity